Other Assets (Details) - Schedule of other assets $ in Thousands, $ in Millions		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Schedule of other assets [Abstract]
Assets held for leasing	[1]	$ 85,626		$ 139,389
Assets received or awarded as payment (**):
Assets awarded at judicial sale	[2]	5,571		10,967
Assets received in lieu of payment	[2]	1,182		7,770
Provisions for assets received in lieu of payment	[2]	(506)		(1,349)
Subtotal	[2]	6,247		17,388
Other Assets
Deposit by derivatives margin		232,732		475,852
Other accounts and notes receivable		63,796		44,727
Documents intermediated	[3]	84,993		40,911
Prepaid expenses		29,654		34,934
Recoverable income taxes		8,691		33,136
Commissions receivable		11,810		14,191
Other		32,937		42,472
Subtotal		464,613		686,223
Total		$ 556,486	$ 781,691	$ 843,000

[1]	These assets correspond to property and equipment to be given under a financial lease.
[2]	Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.
[3]	Documents intermediated refers to securities lending agreements managed by the Bank’s subsidiary Banchile Corredores de Bolsa S.A.